SUBSEQUENT EVENTS (Details 2) (Parenthetical) - $ / shares		9 Months Ended
	May 16, 2017	Sep. 30, 2017
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares		14,286,064
Sale of Stock, Number of Shares Issued in Transaction	3,600,000	3,600,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00